Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on(3):
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1), (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs (1), (2)	Total Share-holder Return	S&P Software & Services Select Index Total Stockholder Return	Net Income (in millions)	Non-GAAP Revenue(4) (in millions)
2022	$8,119,052	$(2,081,882)	$3,633,784	$481,741	$33	$109	$(109.0)	$566.3
2021	$7,882,966	$(5,731,441)	$2,296,154	$416,081	$98	$165	$(112.7)	$500.8
2020	$5,313,200	$18,822,216	$1,733,910	$4,210,305	$156	$153	$(137.6)	$407.2

Company Selected Measure Name	Non-GAAP revenue
Named Executive Officers, Footnote [Text Block]	The PEO and non-PEO NEOs for each year are as follows: 2022 and 2021: PEO: Matthew P. Flake; Non-PEO NEOs: John E. Breeden, Michael A. Volanoski, David J. Mehok, Jonathan A. Price. 2020: PEO: Matthew P. Flake; Non-PEO NEOs: David J. Mehok, Adam D. Blue, William M. Furrer, John E. Breeden, Jennifer N. Harris.
PEO Total Compensation Amount	$ 8,119,052	$ 7,882,966	$ 5,313,200
PEO Actually Paid Compensation Amount	$ (2,081,882)	(5,731,441)	18,822,216
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid, or CAP, was calculated beginning with the Summary Compensation Table, or SCT total for the PEO and average of the totals for the non-PEO NEOs. The amounts listed in the table below were deducted from and added to the applicable SCT total compensation to determine CAP. Equity award fair value amounts below are computed in accordance with FASB ASC Topic 718, consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

	Fiscal 2020		Fiscal 2021		Fiscal 2022
	PEO	Average non-PEO NEO	PEO	Average non-PEO NEO	PEO	Average non-PEO NEO
Summary Compensation table total for applicable year	$5,313,200	$1,733,910	$7,882,966	$2,296,154	$8,119,052	$3,633,784
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year	(4,478,550)	(1,312,799)	(6,808,263)	(1,631,995)	(7,141,018)	(2,983,427)
Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	9,194,415	2,138,650	3,803,444	994,399	2,466,991	950,028
Increase/deduction for awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end	8,569,697	1,645,935	(9,369,599)	(1,041,745)	(4,374,893)	(931,309)
Increase/deduction for awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	223,453	4,610	(1,239,988)	(200,732)	(1,152,015)	(187,335)
Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—	—	—	—
Compensation Actually Paid	$18,822,216	$4,210,305	$(5,731,441)	$416,081	$(2,081,882)	$481,741

Non-PEO NEO Average Total Compensation Amount	$ 3,633,784	2,296,154	1,733,910
Non-PEO NEO Average Compensation Actually Paid Amount	$ 481,741	416,081	4,210,305
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid, or CAP, was calculated beginning with the Summary Compensation Table, or SCT total for the PEO and average of the totals for the non-PEO NEOs. The amounts listed in the table below were deducted from and added to the applicable SCT total compensation to determine CAP. Equity award fair value amounts below are computed in accordance with FASB ASC Topic 718, consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles.

	Fiscal 2020		Fiscal 2021		Fiscal 2022
	PEO	Average non-PEO NEO	PEO	Average non-PEO NEO	PEO	Average non-PEO NEO
Summary Compensation table total for applicable year	$5,313,200	$1,733,910	$7,882,966	$2,296,154	$8,119,052	$3,633,784
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year	(4,478,550)	(1,312,799)	(6,808,263)	(1,631,995)	(7,141,018)	(2,983,427)
Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end	9,194,415	2,138,650	3,803,444	994,399	2,466,991	950,028
Increase/deduction for awards granted in prior years that were outstanding and unvested as of applicable year end, determined based on change in ASC Topic 718 fair value from the prior year end to the applicable year end	8,569,697	1,645,935	(9,369,599)	(1,041,745)	(4,374,893)	(931,309)
Increase/deduction for awards granted in prior years that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the prior year end to the vesting date	223,453	4,610	(1,239,988)	(200,732)	(1,152,015)	(187,335)
Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	—	—	—	—	—	—
Compensation Actually Paid	$18,822,216	$4,210,305	$(5,731,441)	$416,081	$(2,081,882)	$481,741

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The chart below provides a comparison between (i) the total stockholder return of Q2 and of the S&P Software & Services Select Index assuming a fixed $100 initial investment on December 31, 2019 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, and 2022. As shown below, stockholder returns over the last three years have been negative and the compensation actually paid to our executives has declined.

	Fiscal 2020	Fiscal 2021	Fiscal 2022
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)
Avg. non-PEO NEO Compensation Actually Paid	$4,210,305	$416,081	$481,741
Company TSR	$156	$98	$33
S&P Software & Services Select Index TSR	$153	$165	$109

Compensation Actually Paid vs. Net Income [Text Block]
The chart below provides a comparison between (i) the Company’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, and 2022.

	Fiscal 2020	Fiscal 2021	Fiscal 2022
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)
Avg. non-PEO NEO Compensation Actually Paid	$4,210,305	$416,081	$481,741
Net Income (in millions)	$(137.6)	$(112.7)	$(109.0)

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The chart below provides a comparison between (i) the Company’s Non-GAAP annual revenue and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, and 2022.

	Fiscal 2020	Fiscal 2021	Fiscal 2022
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)
Avg. non-PEO NEO Compensation Actually Paid	$4,210,305	$416,081	$481,741
Non-GAAP Revenue (in millions)	$407.2	$500.8	$566.3

Total Shareholder Return Vs Peer Group [Text Block]	The chart below provides a comparison between (i) the total stockholder return of Q2 and of the S&P Software & Services Select Index assuming a fixed $100 initial investment on December 31, 2019 and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs for the years ended December 31, 2020, 2021, and 2022. As shown below, stockholder returns over the last three years have been negative and the compensation actually paid to our executives has declined.

	Fiscal 2020	Fiscal 2021	Fiscal 2022
PEO Compensation Actually Paid	$18,822,216	$(5,731,441)	$(2,081,882)
Avg. non-PEO NEO Compensation Actually Paid	$4,210,305	$416,081	$481,741
Company TSR	$156	$98	$33
S&P Software & Services Select Index TSR	$153	$165	$109

Tabular List [Table Text Block]

Company-selected performance measures
Non-GAAP Revenue
Adjusted EBITDA
Bookings
Relative total stockholder return

Total Shareholder Return Amount	$ 33	98	156
Peer Group Total Shareholder Return Amount	109	165	153
Net Income (Loss)	$ (109,000,000.0)	$ (112,700,000)	$ (137,600,000)
Company Selected Measure Amount	566,300,000	500,800,000	407,200,000
PEO Name	Matthew P. Flake	Matthew P. Flake	Matthew P. Flake
Additional 402(v) Disclosure [Text Block]	The values disclosed in these TSR columns represent the measurement period value of an initial fixed investment of $100 (assuming reinvestment of dividends, if any) in our stock or in the S&P Software & Services Select Index TSR on December 31, 2019, and then valued again on each of December 31, 2020, December 31, 2021, and December 31, 2022.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Revenue
Non-GAAP Measure Description [Text Block]	Non-GAAP revenue is calculated as GAAP revenue adjusted to exclude the impact of deferred revenue from purchase accounting. Please see Part II, Item 7: "Management's Discussion and Analysis of Financial Condition and Results of Operations - Non-GAAP Financial Measures" included in our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on February 21, 2023.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Bookings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative total stockholder return
PEO [Member] | Adjustment, Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,141,018	$ 6,808,263	$ 4,478,550
PEO [Member] | Adjustment, Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,466,991	3,803,444	9,194,415
PEO [Member] | Adjustment, Increase/deduction for awards granted in PY's that were outstanding & unvested as of applicable YE, determined based on change in ASC Topic 718 fair value from the PYE to the applicable YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,374,893	9,369,599	8,569,697
PEO [Member] | Adjustment, Increase/deduction for awards granted in PY’s that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the PYE to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,152,015	1,239,988	223,453
PEO [Member] | Adjustment, Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation table for applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,983,427	1,631,995	1,312,799
Non-PEO NEO [Member] | Adjustment, Increase based on ASC Topic 718 fair value of awards granted during applicable year that remain unvested as of applicable year end, determined as of applicable year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	950,028	994,399	2,138,650
Non-PEO NEO [Member] | Adjustment, Increase/deduction for awards granted in PY's that were outstanding & unvested as of applicable YE, determined based on change in ASC Topic 718 fair value from the PYE to the applicable YE [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	931,309	1,041,745	1,645,935
Non-PEO NEO [Member] | Adjustment, Increase/deduction for awards granted in PY’s that vested during the applicable year, determined based on change in ASC Topic 718 fair value from the PYE to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	187,335	200,732	4,610
Non-PEO NEO [Member] | Adjustment, Deduction for fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0